Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Beginning balance	$ 69,692	$ 69,273
Goodwill acquired	35,517	367
Foreign Currency Translation Adjustments	(638)
Allocation of Goodwill	0
Other	(3)	52
Ending balance	104,568	69,692
Wireless [Member]
Goodwill [Roll Forward]
Beginning balance	36,469	36,106
Goodwill acquired	6	367
Foreign Currency Translation Adjustments	0
Allocation of Goodwill	(36,471)
Other	(4)	(4)
Ending balance	0	36,469
Wireline [Member]
Goodwill [Roll Forward]
Beginning balance	33,223	33,167
Goodwill acquired	0	0
Foreign Currency Translation Adjustments	0
Allocation of Goodwill	(33,226)
Other	3	56
Ending balance	0	33,223
Business Solutions [Member]
Goodwill [Roll Forward]
Beginning balance	0	0
Goodwill acquired	0	0
Foreign Currency Translation Adjustments	0
Allocation of Goodwill	45,351
Other	0	0
Ending balance	45,351	0
Entertainment Group [Member]
Goodwill [Roll Forward]
Beginning balance	0	0
Goodwill acquired	30,839	0
Foreign Currency Translation Adjustments	0
Allocation of Goodwill	7,834
Other	0	0
Ending balance	38,673	0
Consumer Mobility [Member]
Goodwill [Roll Forward]
Beginning balance	0	0
Goodwill acquired	0	0
Foreign Currency Translation Adjustments	0
Allocation of Goodwill	16,512
Other	0	0
Ending balance	16,512	0
International [Member]
Goodwill [Roll Forward]
Beginning balance	0	0
Goodwill acquired	4,672	0
Foreign Currency Translation Adjustments	(638)
Allocation of Goodwill	0
Other	(2)	0
Ending balance	$ 4,032	$ 0